Share-Based Payments Reserves (Details)																	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2026 USD ($) shares	Apr. 15, 2026 USD ($) shares	Apr. 07, 2026 USD ($) shares	Jan. 06, 2026 USD ($) shares	Jan. 01, 2026 USD ($)	Nov. 28, 2025 USD ($) shares	Nov. 05, 2025 USD ($)	Oct. 30, 2025 USD ($)	Oct. 16, 2025 USD ($)	Jul. 11, 2025 USD ($)	May 26, 2025 USD ($)	May 20, 2025	Jan. 28, 2025 USD ($)	Jan. 06, 2025 USD ($)	Apr. 23, 2024	Mar. 12, 2024	Aug. 31, 2025	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025	Jun. 30, 2026 CAD ($)	Apr. 15, 2026 $ / shares	Jul. 11, 2025 $ / shares	May 26, 2025 $ / shares	Jan. 28, 2025 $ / shares	Jan. 06, 2025 $ / shares
Share-Based Payments Reserves [Line Items]
Number of stock options granted										200,000	70,422		1,200,000	100,000
Options granted, price per share (in Dollars per share) | $ / shares																									$ 4	$ 4.97	$ 4.52	$ 4.59
Period of grant										5 years	5 years		5 years	5 years
Estimated grant date fair value (in Dollars)										$ 523,906	$ 227,702		$ 3,591,500	$ 304,449									$ 12,002,942
Expected dividend yield										0.00%	0.00%		0.00%	0.00%
Expected volatility										143.00%	143.00%		150.00%	151.00%
Risk-free interest rate										3.03%	2.92%		2.89%	2.96%
Weighted average remaining contractual life										5 years	5 years		5 years	5 years	5 years	5 years
Share-based payments (in Dollars)																		$ 1,448,989	$ 3,435,448	$ 2,985,533	$ 8,550,656
Twelve Installments [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											50,304
Estimated grant date fair value (in Dollars)											$ 162,653
Expected dividend yield											0.00%
Expected volatility											143.00%
Risk-free interest rate											2.92%
Weighted average remaining contractual life											5 years
Officer [Member]
Share-Based Payments Reserves [Line Items]
Options granted, price per share (in Dollars per share) | $ / shares																										$ 4.97
Period of grant											5 years
Expected dividend yield											0.00%
Expected volatility											143.00%
Risk-free interest rate											2.92%
Officer [Member] | Twelve Installments [Member]
Share-Based Payments Reserves [Line Items]
Estimated grant date fair value (in Dollars)											$ 162,653
Stock Option Plan [Member]
Share-Based Payments Reserves [Line Items]
Weighted average remaining contractual life																				2 years 7 months 6 days		2 years 8 months 12 days
Share-based payments (in Dollars)																				$ 460,147	3,747,773
DSUs [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted									500,000	44,323	35,000		1,400,000	100,000
Period of grant										6 years	1 year		1 year	1 year
Estimated grant date fair value (in Dollars)										$ 128,000	$ 125,165		$ 4,553,000	$ 330,000
Share-based payments (in Dollars)																				$ 957,025	$ 5,392,642
Percentage of issued and outstanding shares																	5.00%
DSUs [Member] | First Installment [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											60,362
Period of grant											6 years
Estimated grant date fair value (in Dollars)											$ 216,000
Additional DSUs [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											200,000
Estimated grant date fair value (in Dollars)											$ 715,000
RSUs [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted					26,188	150,000	300,000
Period of grant						6 years
Estimated grant date fair value (in Dollars)	$ 489,063	$ 269,710	$ 40,634	$ 40,499	$ 60,057	$ 262,500	$ 525,000		$ 500,000
Expected dividend yield									0.00%
Expected volatility									130.00%
Risk-free interest rate									2.40%
Weighted average remaining contractual life									3 years 1 month 28 days
Percentage of issued and outstanding shares												5.00%
Random variable
Number of stock options vested (in Shares) | shares						50,000
Number of stock options remaining vested (in Shares) | shares	625,000	350,000	73,834	53,572		100,000
RSUs [Member] | Eight Installments [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted							695,000
Estimated grant date fair value (in Dollars)							$ 1,216,250		$ 500,000
Performance Share Units Plan [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted							200,000	2,000,000
Estimated grant date fair value (in Dollars)							$ 151,000	$ 3,580,000
Percentage of issued and outstanding shares												5.00%
Expenses in relation to grant (in Dollars)
Performance Share Units Plan [Member] | Four Installments [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted								2,000,000
Period of grant								3 years
Exercised shares								3,580,000
Common shares [Member] | Officer [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted											50,304
Stock Options [Member]
Share-Based Payments Reserves [Line Items]
Number of stock options granted		450,000
Options granted, price per share (in Dollars per share) | $ / shares																								$ 1.03
Period of grant		5 years
Estimated grant date fair value (in Dollars)		$ 299,286
Expected dividend yield		0.00%
Expected volatility		137.00%
Risk-free interest rate		3.04%
Weighted average remaining contractual life		5 years